FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details 7) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	$ 1,134,372	$ 1,677,970
Derivative financial liabilities	(945,853)	(1,312,450)
Derivative financial Assets liabilities	188,519	365,520
Up to 1 year [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	425,218	844,362
Derivative financial liabilities	(292,911)	(520,123)
From 1 to 3 years [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	343,083	454,839
Derivative financial liabilities	(328,935)	(449,712)
Over 3 years [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	366,071	378,769
Derivative financial liabilities	(324,007)	(342,615)
Forward contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	172,682	316,991
Derivative financial liabilities	(147,446)	(327,033)
Derivative financial Assets liabilities	25,236	(10,042)
Forward contract [member] | Up to 1 year [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	170,299	309,036
Derivative financial liabilities	(141,326)	(311,382)
Forward contract [member] | From 1 to 3 years [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	2,383	7,900
Derivative financial liabilities	(6,120)	(15,623)
Forward contract [member] | Over 3 years [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	0	55
Derivative financial liabilities	0	(28)
Swap contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	946,695	1,313,682
Derivative financial liabilities	(781,464)	(941,426)
Derivative financial Assets liabilities	165,231	372,256
Swap contract [member] | Up to 1 year [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	240,690	490,848
Derivative financial liabilities	(135,749)	(167,025)
Swap contract [member] | From 1 to 3 years [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	339,934	444,120
Derivative financial liabilities	(321,708)	(431,814)
Swap contract [member] | Over 3 years [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	366,071	378,714
Derivative financial liabilities	(324,007)	(342,587)
Option contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	14,995	47,297
Derivative financial liabilities	(16,943)	(42,961)
Derivative financial Assets liabilities	(1,948)	4,336
Option contract [member] | Up to 1 year [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	14,229	44,478
Derivative financial liabilities	(15,836)	(40,686)
Option contract [member] | From 1 to 3 years [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	766	2,819
Derivative financial liabilities	(1,107)	(2,275)
Option contract [member] | Over 3 years [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Futures contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities	0	(1,030)
Derivative financial Assets liabilities	0	(1,030)
Futures contract [member] | Up to 1 year [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities	0	(1,030)
Futures contract [member] | From 1 to 3 years [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Futures contract [member] | Over 3 years [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities	$ 0	$ 0